Consolidated Condensed Balance Sheets (Q2) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,043	$ 762	$ 0
Trade accounts receivable, less allowance for credit losses of $34 and $36, respectively	803	826	816
Inventories:
Finished goods	132	126	145
Work in process	43	42	51
Raw materials	137	129	149
Total inventories	312	297	345
Prepaid expenses and other current assets	175	188	119
Total current assets	2,333	2,073	1,280
Property, plant and equipment, net of accumulated depreciation of $481 and $472, respectively	263	262	247	$ 260
Other long-term assets	416	398	343
Goodwill	2,490	2,533	2,476	2,502
Other intangible assets, net	401	427	479
Total assets	5,903	5,693	4,825	$ 4,840
Current liabilities:
Trade accounts payable	397	431	440
Accrued expenses and other liabilities	793	834	683
Total current liabilities	1,190	1,265	1,123
Other long-term liabilities	426	410	462
Long-term debt	2,615	2,629	0
Equity:
Preferred stock - $0.01 par value, as of June 28, 2024 and December 31, 2023, 15 million shares authorized as of both dates; and 0 shares issued and outstanding as of both dates	0	0	0
Common stock - $0.01 par value, as of June 28, 2024 and December 31, 2023, 1.0 billion shares authorized as of both dates; and 247.1 million and $246.3 million shares issued and outstanding, respectively	2	2	0
Net Former Parent investment		0	4,189
Additional paid-in capital	2,150	2,157	0
Retained earnings	521	178	0
Accumulated other comprehensive loss	(1,007)	(954)	(954)
Total Veralto equity	1,666	1,383	3,235
Noncontrolling interests	6	6	5
Total equity	1,672	1,389	3,240
Total liabilities and equity	$ 5,903	$ 5,693	$ 4,825